Presentation of Financial Statements and Significant Accounting Practices Adopted of IFRS 15 on Revenue from Contracts with Customers (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 18,862	R$ 84,687	R$ 84,687	R$ 31,083
Marketable securities	27	42	42
Trade accounts receivable	501,821	501,329	669,237
Contract asset		168,949
Inventories	8,609	11,365	11,365
Taxes recoverable	98,367	101,870	101,870
Other receivables	31,960	34,947	34,947
Assets held for sale	789,297	6,580	902,148
Total current assets	870,754	909,749	908,728
Non-current assets
Related parties	2,218	14,518	14,518
Trade accounts receivable	121,054	108,869	108,869
Taxes recoverable	31,200	52,141	52,141
Prepaid expenses	138	174	174
Deferred taxes		44	44
Other receivables	20,648	14,473	14,473
Investments	7,663	7,206	7,206
Property, plant and equipment	512,065	689,451	689,451	694,453
Intangible assets	58,991	588,238	588,238	553,832
Total non-current assets	753,992	1,475,114	1,475,114
Total assets	1,624,746	2,384,883	2,383,842
Current liabilities
Loans and financing	601,475	14,139	14,139
Trade accounts payable	173,339	128,113	128,113
Provision for landfill closure	5,613	20,651	20,651
Labor payable	98,519	117,925	117,925
Tax liabilities	151,686	169,505	169,505
Loans from related parties	82,126	82,788	82,788
Advances from customers	15,041	16,492	16,492
Accounts payable for acquisition of assets	5,380	8,965	8,965
Liabilities directly associated with the assets held for sale	41,201	32,992	23,787
Liabilities directly associated with the assets held for sale		23,787
Total current liabilities	2,160,552	615,357	615,357
Non-current liabilities
Loans and financing	26,822	371,375	371,375
Debentures		1,068,979	1,068,979
Provision for landfill closure	96,791	92,881	92,881
Provision for legal proceedings	70,274	147,762	147,762	245,539
Tax liabilities	362,277	395,784	395,784
Deferred taxes	52,269	137,650	137,028
Accounts payable for acquisition of assets	4,804	10,412	10,412
Other liabilities	167	168	168
Total non-current liabilities	613,404	2,225,011	2,224,389
Equity
Capital	17	17	17
Capital reserve	1,094,656	1,068,195	1,068,195
Other comprehensive income	(10)	1,768	1,768
Accumulated losses	(2,183,405)	(1,520,332)	(1,520,751)
Equity holders of parent	(1,088,742)	(450,352)	(450,771)
Non-controlling interest	(60,468)	(5,133)	(5,133)
Total equity	(1,149,210)	(455,485)	(455,904)	R$ (737,056)	R$ (381,129)
Total liabilities and equity	R$ 1,624,746	2,384,883	2,383,842
Previously Reported [Member]
Current assets
Cash and cash equivalents			84,687
Marketable securities			42
Trade accounts receivable			669,237
Inventories			11,365
Taxes recoverable			101,870
Other receivables			34,947
Assets held for sale			6,580
Total current assets			908,728
Non-current assets
Related parties			14,518
Trade accounts receivable			108,869
Taxes recoverable			52,141
Prepaid expenses			174
Deferred taxes			44
Other receivables			14,473
Investments			7,206
Property, plant and equipment			689,451
Intangible assets			588,238
Total non-current assets			1,475,114
Total assets			2,383,842
Current liabilities
Loans and financing			14,139
Trade accounts payable			128,113
Provision for landfill closure			20,651
Labor payable			117,925
Tax liabilities			169,505
Loans from related parties			82,788
Advances from customers			16,492
Accounts payable for acquisition of assets			8,965
Liabilities directly associated with the assets held for sale			32,992
Liabilities directly associated with the assets held for sale			23,787
Total current liabilities			615,357
Non-current liabilities
Loans and financing			371,375
Debentures			1,068,979
Provision for landfill closure			92,881
Provision for legal proceedings			147,762
Tax liabilities			395,784
Deferred taxes			137,028
Accounts payable for acquisition of assets			10,412
Other liabilities			168
Total non-current liabilities			2,224,389
Equity
Capital			17
Capital reserve			1,068,195
Other comprehensive income			1,768
Accumulated losses			(1,520,751)
Equity holders of parent			(450,771)
Non-controlling interest			(5,133)
Total equity			(455,904)
Total liabilities and equity			R$ 2,383,842
Adjustment from adoption of IFRS 9 financial instruments [member]
Current assets
Trade accounts receivable		(165,457)
Contract asset		168,949
Total current assets		3,492
Non-current assets
Total assets		3,492
Equity
Accumulated losses		3,492
Equity holders of parent		3,492
Total equity		3,492
Total liabilities and equity		3,492
Adjustment from adoption of IFRS 15 Revenue from Contracts with Customers [member]
Current assets
Trade accounts receivable		(503)
Total current assets		(503)
Non-current assets
Total assets		(503)
Equity
Accumulated losses		(503)
Equity holders of parent		(503)
Total equity		(503)
Total liabilities and equity		(503)
Adjustment from adoption of IFRS15 Reversal of Rrevenue [member]
Current assets
Trade accounts receivable		(1,948)
Total current assets		(1,948)
Non-current assets
Total assets		(1,948)
Equity
Accumulated losses		(1,948)
Equity holders of parent		(1,948)
Total equity		(1,948)
Total liabilities and equity		(1,948)
IFRS 9 and IFRS 15 Deferred Income Tax and Social Contribution [member]
Non-current liabilities
Deferred taxes		622
Total non-current liabilities		622
Equity
Accumulated losses		(622)
Equity holders of parent		(622)
Total equity		R$ (622)